Related Party Transactions - Related Party Balances Included in the Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessel revenue
Vessel revenue	$ 0	$ 16,392	$ 130,612
Voyage expense:
Voyage expense	0	5,435	3,293
Vessel operating cost:
Vessel operating costs	4	3,092	11,946
General and administrative expense:
General and administrative expenses	611	33,135	8,103
Income (loss) from equity investment
Income (loss) from equity investment	55,538	9,735	(105,384)
Loss (gain) on termination fees for assets held for sale
Total write down on assets held for sale	0	1,474	36,803
Financial expense, net
Total financial expense, net	1,555	1,512	0
Scorpio Kamsarmax Pool
Vessel revenue
Vessel revenue	0	10,754	48,930
Scorpio Ultramax Pool
Vessel revenue
Vessel revenue	0	5,638	81,682
General and administrative expense:
General and administrative expenses	(303)	0	0
SCM
Voyage expense:
Voyage expense	0	2,582	1,449
General and administrative expense:
General and administrative expenses	47	220	71
Loss (gain) on termination fees for assets held for sale
Total write down on assets held for sale	0	4,582	17,250
Bunker supplier
Voyage expense:
Voyage expense	0	2,853	1,844
SSM
Vessel operating cost:
Vessel operating costs	0	2,799	11,547
General and administrative expense:
General and administrative expenses	0	13	148
Loss (gain) on termination fees for assets held for sale
Total write down on assets held for sale	0	(1,344)	17,789
Port agent
Vessel operating cost:
Vessel operating costs	4	293	399
SSH
General and administrative expense:
General and administrative expenses	567	1,783	5,992
Loss (gain) on termination fees for assets held for sale
Total write down on assets held for sale	0	(1,764)	1,764
SUK
General and administrative expense:
General and administrative expenses	458	1,119	1,869
Eneti Senior Management
General and administrative expense:
General and administrative expenses	0	30,000	0
Scorpio Kamsarmax Pool
General and administrative expense:
General and administrative expenses	(158)	0	0
Travel provider
General and administrative expense:
General and administrative expenses	0	0	23
Scorpio Tankers Inc.
Income (loss) from equity investment
Income (loss) from equity investment	55,538	4,353	(105,384)
Marubeni Corporation
Financial expense, net
Total financial expense, net	804	782	0
INCJ, Ltd
Financial expense, net
Total financial expense, net	700	680	0
Mitsui O.S.K, Lines Ltd.
Financial expense, net
Total financial expense, net	$ 51	$ 50	$ 0